Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 14, 2014
Registrant Name	dei_EntityRegistrantName	FEDERATED TOTAL RETURN SERIES INC
Central Index Key	dei_EntityCentralIndexKey	0000912763
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 14, 2014
Document Effective Date	dei_DocumentEffectiveDate	Apr. 14, 2014
Prospectus Date	rr_ProspectusDate	Apr. 14, 2014